Non-Financial Assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Other Assets [Abstract]
Summary of Non-Financial Assets
Non-financial
assets as of December 31, 2024 and 2025 are as follows:

		2024		2025
		Current	Non-current	Current	Non-current
		In millions of won
Advanced payments	￦	467,156	66,174	632,235	634,986
Prepaid expenses		431,087	221,922	416,297	236,141
Others (*)		369,671	40,108	313,098	142,124

	￦	1,267,914	328,204	1,361,630	1,013,251

(*)	Details of others as of December 31, 2024 and 2025 are as follows:

		2024		2025
		Current	Non-current	Current	Non-current
		In millions of won
Greenhouse gas emissions rights	￦	211,969	—	107,550	—
Other quick assets		157,702	40,108	205,548	142,124

	￦	369,671	40,108	313,098	142,124